Significant Accounting Policies - Property, Plant and Equipment (Details)	12 Months Ended
Mar. 31, 2019
Buildings and structures | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life of major asset items	3 years
Buildings and structures | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life of major asset items	50 years
Machinery and vehicles | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life of major asset items	2 years
Machinery and vehicles | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life of major asset items	20 years
Tools, furniture, and fixtures | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life of major asset items	2 years
Tools, furniture, and fixtures | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life of major asset items	20 years